Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2023	2024	2025
	(in thousands, except share and per share data)
Profit (Loss)	$(40,990)	$57,567	$(109,279)
Weighted average number of shares outstanding for basic EPS	225,183,996	248,290,190	867,366,665
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	10,004,114	—
Net effect of vesting of restricted stock	—	25,726.711	—
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	225,183,996	284,021,015	867,366,665
Basic earnings (loss) per share	$(0.18)	$0.23	$(0.13)
Diluted earnings (loss) per share	$(0.18)	$0.20	$(0.13)
ADS outstanding for basic earnings (loss) per ADS	2,251,840	2,482,902	8,673,667
ADS outstanding for diluted earnings (loss) per ADS	2,251,840	2,840,210	8,673,667
Basic earnings (loss) per ADS	$(18.20)	$23.19	$(12.60)
Diluted earnings (loss) per ADS	$(18.20)	$20.27	$(12.60)